Operating Assets and Liabilities - Other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Operating Assets and Liabilities
Value added tax receivables ("VAT")	$ 253	$ 513
Other receivables	6	5
Total	$ 259	$ 518